PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT
Schedule of property and equipment

As of June 30, 2023 and 2022, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2023	2022
	(years)
Land	Infinite	1,792,025	1,006,622
Property and Buildings	4-47	¥1,273,946	¥669,102
Machinery and Equipment	10-17	156,580	158,104
Tools, Furniture, and Fixtures	4-20	32,738	22,945
Construction in progress		147,147	300,035
Less: Accumulated depreciation		(166,145)	(107,752)
Property and equipment, net		¥3,236,291	¥2,049,056